PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment
Balance, beginning of year	R$ 39,156,890
Balance, end of year	38,190,785	R$ 39,156,890
Property, plant and equipment pledged as collateral	20,238,262	20,903,151
Lands
Property, Plant and Equipment
Balance, beginning of year	9,912,305
Balance, end of year	R$ 9,759,192	9,912,305
Buildings
Property, Plant and Equipment
Average rate %	4.08%
Property, Plant and Equipment
Balance, beginning of year	R$ 5,957,348
Balance, end of year	R$ 5,892,369	5,957,348
Machinery and equipment and facilities
Property, Plant and Equipment
Average rate %	5.84%
Property, Plant and Equipment
Balance, beginning of year	R$ 22,007,923
Balance, end of year	21,349,339	22,007,923
Work in progress
Property, Plant and Equipment
Balance, beginning of year	883,384
Balance, end of year	R$ 835,508	883,384
Other
Property, Plant and Equipment
Average rate %	16.26%
Property, Plant and Equipment
Balance, beginning of year	R$ 395,930
Balance, end of year	354,377	395,930
Gross
Property, Plant and Equipment
Balance, beginning of year	64,242,913	63,512,967
Additions	670,588	1,503,255
Write-offs	(498,568)	(376,920)
Transfer and other	217,059	(396,389)
Balance, end of year	64,631,992	64,242,913
Gross | Lands
Property, Plant and Equipment
Balance, beginning of year	9,912,305	10,321,574
Additions	2,815	2,274
Write-offs	(445,513)	(213,399)
Transfer and other	289,585	(198,144)
Balance, end of year	9,759,192	9,912,305
Gross | Buildings
Property, Plant and Equipment
Balance, beginning of year	9,203,134	8,767,789
Additions		2,825
Write-offs	(639)	(26,564)
Transfer and other	107,868	459,084
Balance, end of year	9,310,363	9,203,134
Gross | Machinery and equipment and facilities
Property, Plant and Equipment
Balance, beginning of year	43,184,495	42,520,577
Additions	112,649	194,086
Write-offs	(50,917)	(92,915)
Transfer and other	403,440	562,747
Balance, end of year	43,649,667	43,184,495
Gross | Work in progress
Property, Plant and Equipment
Balance, beginning of year	883,384	969,701
Additions	551,809	1,289,738
Write-offs		(18,853)
Transfer and other	(599,685)	(1,357,202)
Balance, end of year	835,508	883,384
Gross | Other
Property, Plant and Equipment
Balance, beginning of year	1,059,595	933,326
Additions	3,315	14,332
Write-offs	(1,499)	(25,189)
Transfer and other	15,851	137,126
Balance, end of year	1,077,262	1,059,595
Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(25,086,023)	(22,392,022)
Additions	(1,397,232)	(2,792,457)
Write-offs	41,521	98,456
Transfer and other	527
Balance, end of year	(26,441,207)	(25,086,023)
Accumulated Depreciation and Amortization | Buildings
Property, Plant and Equipment
Balance, beginning of year	(3,245,786)	(2,979,916)
Additions	(172,259)	(291,862)
Write-offs	164	25,992
Transfer and other	(113)
Balance, end of year	(3,417,994)	(3,245,786)
Accumulated Depreciation and Amortization | Machinery and equipment and facilities
Property, Plant and Equipment
Balance, beginning of year	(21,176,572)	(18,850,386)
Additions	(1,165,276)	(2,390,583)
Write-offs	41,039	64,397
Transfer and other	481
Balance, end of year	(22,300,328)	(21,176,572)
Accumulated Depreciation and Amortization | Other
Property, Plant and Equipment
Balance, beginning of year	(663,665)	(561,720)
Additions	(59,697)	(110,012)
Write-offs	318	8,067
Transfer and other	159
Balance, end of year	R$ (722,885)	R$ (663,665)